Property, plant, equipment and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant, equipment and development costs
Opening balance	$ 1,889,785	$ 1,600,295
Final balances	2,314,432	1,889,785
Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	4,604,469	4,165,696
Additions	496,152	378,238
Disposals	(65,160)	(9,030)
Sales	(9,865)	(11,367)
Changes in estimations	68,610	80,932
Reclassifications and transfers	0	0
Final balances	5,094,206	4,604,469
Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,703,955	2,558,856
Additions	135,172	157,416
Disposals	(63,318)	(979)
Sales	9,022	11,338
Changes in estimations	2,258	0
Reclassifications and transfers	0	0
Final balances	2,769,045	2,703,955
Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	10,729	6,545
Additions	0	4,184
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	10,729	10,729
Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	18,765	18,765
Additions	0	0
Disposals	(89)	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	18,676	18,765
Mining concessions | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	77,557	77,567
Additions	0	0
Disposals	0	0
Sales	0	(3)
Changes in estimations	0	0
Reclassifications and transfers	(4)	(7)
Final balances	77,553	77,557
Development costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,097,460	993,802
Additions	155,427	101,876
Disposals	(16,816)	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	1,782
Final balances	1,236,071	1,097,460
Development costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	452,987	412,290
Additions	18,444	33,236
Disposals	(14,820)	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	7,461
Final balances	456,611	452,987
Buildings, constructions and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,455,102	1,375,600
Additions	0	0
Disposals	(2,868)	0
Sales	(590)	(313)
Changes in estimations	0	0
Reclassifications and transfers	288,060	79,815
Final balances	1,739,704	1,455,102
Buildings, constructions and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	939,869	879,837
Additions	55,859	67,469
Disposals	(2,763)	0
Sales	590	(313)
Changes in estimations	0	0
Reclassifications and transfers	0	(7,124)
Final balances	992,375	939,869
Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	902,082	889,211
Additions	0	0
Disposals	(43,563)	(1,466)
Sales	(7,806)	(10,567)
Changes in estimations	0	0
Reclassifications and transfers	103,557	24,904
Final balances	954,270	902,082
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	803,665	777,144
Additions	31,958	31,398
Disposals	(43,927)	(938)
Sales	7,089	10,541
Changes in estimations	0	0
Reclassifications and transfers	0	6,602
Final balances	784,607	803,665
Machinery and equipment | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	4,184	0
Additions	0	4,184
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	4,184	4,184
Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,092	5,530
Additions	0	0
Disposals	(327)	(68)
Sales	(1,337)	(483)
Changes in estimations	0	0
Reclassifications and transfers	755	113
Final balances	4,183	5,092
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	4,227	4,643
Additions	351	249
Disposals	(319)	(41)
Sales	1,337	483
Changes in estimations	0	0
Reclassifications and transfers	0	(141)
Final balances	2,922	4,227
Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	12,696	11,531
Additions	0	0
Disposals	(1,497)	0
Sales	(7)	(1)
Changes in estimations	0	0
Reclassifications and transfers	35	1,166
Final balances	11,227	12,696
Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	10,869	10,672
Additions	469	501
Disposals	(1,489)	0
Sales	6	(1)
Changes in estimations	0	0
Reclassifications and transfers	0	(303)
Final balances	9,843	10,869
Units in transit | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	85,906	52,138
Additions	50,967	33,521
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(95,439)	247
Final balances	41,434	85,906
Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	321,291	186,123
Additions	289,758	242,841
Disposals	0	(7,496)
Sales	(125)	0
Changes in estimations	0	0
Reclassifications and transfers	(297,070)	(100,177)
Final balances	313,854	321,291
Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	199,110	199,109
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	1
Final balances	199,110	199,110
Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	199,110	205,052
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	(5,942)
Final balances	199,110	199,110
Mine closure costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	395,480	322,392
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	66,177	73,090
Reclassifications and transfers	0	(2)
Final balances	461,657	395,480
Mine closure costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	265,872	247,046
Additions	28,067	18,826
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	293,939	265,872
Mine closure costs | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	2,206	2,206
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	2,206	2,206
Mine Development Cost | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	3,485	3,488
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	(3)
Final balances	3,485	3,485
Property, plant and other | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	854	851
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	3
Final balances	854	854
Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,928	33,928
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	2,433	7,842
Reclassifications and transfers	106	(7,842)
Final balances	36,467	33,928
Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	27,356	22,172
Additions	24	5,737
Disposals	0	0
Sales	0	0
Changes in estimations	2,258	0
Reclassifications and transfers	0	(553)
Final balances	29,638	27,356
Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Opening balance	5,580,816	5,528,663
Final balances	5,755,547	5,580,816
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	10,980,559	10,428,554
Additions	839,221	672,770
Disposals	(53,306)	(83,880)
Reclassifications and transfers	0	0
Final balances	11,758,065	10,980,559
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	5,399,743	4,899,891
Additions	651,696	583,004
Disposals	(48,921)	(83,152)
Reclassifications and transfers	0	0
Final balances	6,002,518	5,399,743
Sociedad Minera Cerro Verde S.A.A. | Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,562	33,562
Additions	0	0
Disposals	0	0
Reclassifications and transfers	1,782	0
Final balances	35,344	33,562
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,490,062	5,342,285
Additions	0	0
Disposals	(16,981)	(77,827)
Reclassifications and transfers	250,865	226,320
Final balances	5,723,166	5,490,062
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	3,247,485	3,031,301
Additions	298,541	293,826
Disposals	(16,312)	(77,224)
Reclassifications and transfers	261	0
Final balances	3,529,792	3,247,485
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	45,775	40,632
Additions	0	0
Disposals	(3,719)	(306)
Reclassifications and transfers	1,583	5,449
Final balances	43,639	45,775
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	26,079	23,181
Additions	3,396	3,159
Disposals	(3,166)	(261)
Reclassifications and transfers	0	0
Final balances	26,309	26,079
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	572	572
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	572	572
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	300,578	185,068
Additions	373,171	358,684
Disposals	0	0
Reclassifications and transfers	(266,944)	(243,174)
Final balances	406,805	300,578
Sociedad Minera Cerro Verde S.A.A. | Mine heavy equipment
Property, plant, equipment and development costs
Additions	45,300	49,900
Sociedad Minera Cerro Verde S.A.A. | Tailings dam projects
Property, plant, equipment and development costs
Additions	108,900	74,200
Sociedad Minera Cerro Verde S.A.A. | Belt Replacement Projects [Member]
Property, plant, equipment and development costs
Additions	8,300	10,800
Sociedad Minera Cerro Verde S.A.A. | Mine Support Equipment [Member]
Property, plant, equipment and development costs
Additions	67,800	109,300
Sociedad Minera Cerro Verde S.A.A. | Construction of new in-pit crusher and improvements to existing crushers
Property, plant, equipment and development costs
Additions	107,700	71,800
Sociedad Minera Cerro Verde S.A.A. | Expansion of a leach paid
Property, plant, equipment and development costs
Additions		7,900
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	2,120,689	1,808,081
Additions	381,615	312,608
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	2,502,304	2,120,689
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	1,250,637	1,059,567
Additions	255,247	191,070
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	1,505,884	1,250,637
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	99,847	99,779
Additions	84,435	1,478
Disposals	(10,481)	(1,410)
Reclassifications and transfers	(3,253)	0
Final balances	170,548	99,847
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	59,541	49,731
Additions	14,202	11,152
Disposals	(10,454)	(1,342)
Reclassifications and transfers	(261)	0
Final balances	63,028	59,541
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	36,241	36,404
Additions	0	0
Disposals	(14,624)	(436)
Reclassifications and transfers	35	273
Final balances	21,652	36,241
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	32,938	30,286
Additions	2,195	3,088
Disposals	(14,624)	(436)
Reclassifications and transfers	0	0
Final balances	$ 20,509	$ 32,938